Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Summary of group's intangible assets

	December 31,
	2024	2025
	US$	US$

Gross carrying amount
Trademark	515,646	515,687
Customer relationships	154,808	154,824
Non-compete agreement	12,100	12,100
Technology	14,475	14,501
Software	9,341	9,229
Licenses	8,836	9,036
Operating rights	6,434	6,580
Domain names	1,801	1,817
Others	1,504	1,505

Total of gross carrying amount	724,945	725,279

Less: accumulated amortization

Trademark	(249,890)	(302,069)
Customer relationships	(154,529)	(154,540)
Non-compete agreement	(12,100)	(12,100)
Technology	(8,771)	(10,782)
Software	(8,585)	(8,686)
Licenses	(2,992)	(3,664)
Operating rights	(6,336)	(6,480)
Domain names	(1,028)	(1,342)
Others	(681)	(832)

Total accumulated amortization	(444,912)	(500,495)

Less: accumulated impairment	(2,776)	(2,821)

Intangible assets, net	277,257	221,963

Schedule of weighted average amortization periods of intangible assets

December 31,
	2024	2025

Trademark	10 years	10 years
Customer relationships	5 years	0 years
Technology	6 years	6 years
Software	7 years	9 years
License	15 years	15 years
Operating rights	2 years	0 years
Domain names	14 years	14 years
Others	10 years	10 years

Others
Schedule of estimated amortization expenses

Amortization expense
of intangible assets
US$

2026	55,114
2027	52,778
2028	51,098
2029	21,147
2030	15,109